CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF INCOME
Benefits and settlement expenses, reinsurance ceded	$ 1,228,775	$ 1,278,657	$ 1,419,702
Other operating expenses, reinsurance ceded	$ 198,888	$ 199,610	$ 209,937